Other Non-Current Assets	12 Months Ended
Sep. 30, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

12. OTHER NON-CURRENT ASSETS

As of September 30, 2023 and 2024, other non-current assets consisted of the following:

	As of September 30,
	2023	2024
Prepayment for purchase of customized equipment	$6,980,811	$7,257,752
Prepaid construction fee	1,514,280	1,238,336
Long-term security deposit for land use right (1)	606,445	630,504
Prepayment for intent equity investment (2)	2,741,228	-
Long-term receivables due to disposal of Tianjin Jiahao	635,280	-
Other non-current assets	$12,478,044	$9,126,592

(1)	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarters buildings in Changzhou.

(2)	The balance is the prepayment to Mooneng Silicon (Hangzhou) Partnership (Limited partnership) for the intent equity investment. In January 2024, the Company completed the acquisition of 3.6554% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership), and the balance has been reclassified to investments, see Note 6.